RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of fund management fee and reporting fee

The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2020 and 2019 are as follows:

		2020
			Fund Management Fee
	Gross Fund	Asset Management and	net of Asset Management
	Management Fee	Reporting Fee	and Reporting Fee

Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	28,397	2,356	26,041
Series 25	—	—	—
Series 26	45,474	1,000	44,474
Series 27	21,000	6,380	14,620
Series 28	20,112	2,000	18,112
Series 29	29,040	4,566	24,474
Series 30	—	—	—
Series 31	4,308	70,826	(66,518)
Series 32	74,518	13,000	61,518
Series 33	46,188	20,920	25,268
Series 34	40,344	3,000	37,344
Series 35	28,735	3,200	25,535
Series 36	10,650	—	10,650
Series 37	—	—	—
Series 38	22,065	3,000	19,065
Series 39	—	—	—
Series 40	52,310	7,380	44,930
Series 41	134,220	29,355	104,865
Series 42	92,228	3,460	88,768
Series 43	98,207	11,231	86,976
Series 44	192,805	28,235	164,570
Series 45	233,935	24,327	209,608
Series 46	209,196	47,404	161,792

	$1,383,732	$281,640	$1,102,092

		2019
			Fund Management Fee
	Gross Fund	Asset Management and	net of Asset Management
	Management Fee	Reporting Fee	and Reporting Fee

Series 20	$7,869	$500	$7,369
Series 21	—	—	—
Series 22	19,278	500	18,778
Series 23	16,668	3,606	13,062
Series 24	42,582	3,168	39,414
Series 25	—	—	—
Series 26	57,423	1,000	56,423
Series 27	30,540	12,380	18,160
Series 28	30,732	2,000	28,732
Series 29	36,875	7,200	29,675
Series 30	23,959	5,717	18,242
Series 31	58,154	1,500	56,654
Series 32	81,469	1,500	79,969
Series 33	53,272	18,670	34,602
Series 34	49,462	6,200	43,262
Series 35	42,612	13,200	29,412
Series 36	23,960	7,910	16,050
Series 37	13,580	8,018	5,562
Series 38	67,977	12,000	55,977
Series 39	—	—	—
Series 40	98,288	9,700	88,588
Series 41	140,933	16,834	124,099
Series 42	104,476	28,996	75,480
Series 43	171,474	61,931	109,543
Series 44	231,302	33,368	197,934
Series 45	267,438	50,851	216,587
Series 46	209,196	24,547	184,649

	$1,879,519	$331,296	$1,548,223

Schedule of management fees paid

The fund management fees paid for the years ended March 31, 2020 and 2019, are as follows:

	2020	2019

Series 20	$—	$378,835
Series 21	—	—
Series 22	—	202,998
Series 23	—	435,802
Series 24	28,397	42,582
Series 25	—	—
Series 26	45,474	57,423
Series 27	21,000	30,540
Series 28	20,112	30,732
Series 29	—	519,601
Series 30	—	523,527
Series 31	4,308	58,154
Series 32	209,532	787,880
Series 33	1,145,475	206,940
Series 34	284,500	200,000
Series 35	28,735	42,612
Series 36	10,650	23,960
Series 37	—	526,729
Series 38	22,065	86,211
Series 39	—	—
Series 40	2,276,523	287,144
Series 41	—	520,930
Series 42	92,228	104,476
Series 43	266,466	918,806
Series 44	2,671,325	—
Series 45	216,448	517,600
Series 46	—	180,000

	$7,343,238	$6,683,482

Schedule of advances from affiliate

The total advances as of March 31, 2020 and 2019, are as follows:

	2020	2019

Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	—	—
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	235,634
Series 45	—	—
Series 46	—	—

	$—	$235,634

Schedule of general administrative and professional fees

During the years ended March 31, 2020 and 2019, general and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and/or Boston Capital Asset Management Limited Partnership were charged to each series’ operations as follows:

	2020	2019

Series 20	$—	$42,988
Series 21	—	—
Series 22	—	42,468
Series 23	—	44,169
Series 24	53,742	14,919
Series 25	—	—
Series 26	19,282	17,943
Series 27	75,863	14,803
Series 28	56,652	16,809
Series 29	19,154	17,283
Series 30	—	45,315
Series 31	54,225	17,195
Series 32	19,051	17,450
Series 33	16,131	14,506
Series 34	17,491	15,841
Series 35	52,856	15,349
Series 36	51,100	13,794
Series 37	—	44,288
Series 38	53,075	14,405
Series 39	—	—
Series 40	58,885	15,411
Series 41	18,140	16,545
Series 42	17,263	15,841
Series 43	18,989	17,882
Series 44	16,847	15,396
Series 45	21,460	20,519
Series 46	18,852	17,066

	$659,058	$528,185